Shareholders' Equity and Dividend Availability (details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Shareholders' Equity and Dividend Availability disclosure
Number of authorized shares	1,755.0				1,755.0
Number of authorized shares, preferred shares	5.0				5.0
Number of authorized shares, voting common stock	1,745.0				1,745.0
Number of authorized shares, undesignated shares	5.0				5.0
Number of shares purchased (in shares)	6.6	4.7	4.9	5.1	21.3
Cost of shares repurchased	$ 750	$ 550	$ 550	$ 550	$ 2,400
Average price paid per share	$ 113.54	$ 117.25	$ 112.12	$ 108.46	$ 112.82
Remaining capacity under share repurchase authorization	$ 934	$ 1,684	$ 2,234	$ 2,784	$ 934
Cost of shares acquired to cover tax withholding costs and exercise costs					$ 72	$ 74